UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ------------------------

Check here if Amendment [ ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Prentice Capital Management, LP
           --------------------------------------------------
Address:   623 Fifth Avenue, 32nd Floor
           --------------------------------------------------
           New York, New York  10022
           --------------------------------------------------

Form 13F File Number:     028-11708
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Weiss
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     212-756-8045
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael Weiss                New York, New York        [11/__/06]
       ------------------------   -----------------------------   ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        25
                                               -------------

Form 13F Information Table Value Total:        514,054
                                               -------------
                                                (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    NONE



                                                  Form 13F INFORMATION TABLE

              COLUMN 1            COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
----------------------------  -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
----------------------------  -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------

ANN TAYLOR STORES CORP        COM           036115103      628      15,000 SH       SOLE                15,000

ASCENDIA BRANDS INC           COM           043509108    9,967   3,322,482 SH       SOLE             3,322,482

BLOCKBUSTER INC               CL A          093679108   45,101  11,744,965 SH       SOLE            11,744,965

BLOCKBUSTER INC               CL B          093679207   14,393   4,077,410 SH       SOLE             4,077,410

BLUEFLY INC                   COM           096227103   33,091  30,386,296 SH       SOLE            30,386,296

BON-TON STORES INC            COM           09776J101    9,561     321,500 SH       SOLE               321,500

BUCA INC                      COM           117769109    9,417   1,786,966 SH       SOLE             1,786,966

CALLAWAY GOLF CO              COM           131193104    1,311     100,000 SH       SOLE               100,000

COCA COLA CO                  COM           191216100   45,865   1,026,519 SH       SOLE             1,026,519

ENDEAVOR ACQUISITION CORP     COM           292577103    8,425   1,000,000 SH       SOLE             1,000,000

FOOT LOCKER INC               COM           344849104      631      25,000 SH       SOLE                25,000

GAIAM INC                     CL A          36268Q103   46,928   3,725,635 SH       SOLE             3,725,635

GREAT ATLANTIC & PAC TEA INC  COM           390064103   25,587   1,062,595 SH       SOLE             1,062,595

G-III APPAREL GROUP LTD       COM           36237H101   22,440   2,000,000 SH       SOLE             2,000,000

LEAPFROG ENTERPRISES INC      CL A          52186N106    5,812     732,900 SH       SOLE               732,900

LOWES COS INC                 COM           548661107      842      30,000 SH       SOLE                30,000

MULTIMEDIA GAMES INC          COM           625453105   24,102   2,654,383 SH       SOLE             2,654,383

PACIFIC SUNWEAR CALIF INC     COM           694873100      603      40,000 SH       SOLE                40,000

PATHMARK STORES INC NEW       COM           70322A101    6,953     698,783 SH       SOLE               698,783

RUSS BERRIE & CO              COM           782233100   49,717   4,399,733 SH       SOLE             4,399,733

SKILLSOFT PLC                 SPONSORED ADR 830928107   25,320   3,968,650 SH       SOLE             3,968,650

SUPERVALU INC                 COM           868536103  105,539   3,559,477 SH       SOLE             3,559,477

TWEETER HOME ENTMT GROUP INC  COM           901167106    1,424     312,250 SH       SOLE               312,250

WET SEAL INC                  COM           961840105   19,750   3,458,809 SH       SOLE             3,458,809

WILLIAMS SONOMA INC           COM           969904101      648      20,000 SH       SOLE                20,000
